Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.01
Preferred stock, authorized	50,000,000
Preferred stock, issued	0
Preferred stock, outstanding	0
Class A Common
Common stock, par value | $ / shares	$ 0.01
Common stock, authorized	1,000,000,000
Common stock, issued	33,400,000
Common stock, outstanding	33,400,000
Class B Common
Common stock, par value | $ / shares	$ 0.01
Common stock, authorized	100,000,000
Common stock, issued	25,500,000
Common stock, outstanding	25,500,000